ANNUAL REPORT
DECEMBER 31, 1998





                  THE TRAVELERS VARIABLE LIFE INSURANCE
                  SEPARATE ACCOUNT ONE




 [LOGO TRAVELERS LIFE AND ANNUITY]
  The Travelers Insurance Company
  The Travelers Life and Annuity Company
  One Tower Square
  Hartford, CT  06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Greenwich Street Series Fund, 338,316 shares (cost $5,444,271) ...        $ 5,937,440
    Smith Barney Concert Allocation Series Inc., 23,538 shares
      (cost $269,427) ................................................            280,168
    The Travelers Series Trust, 193,369 shares (cost $2,172,130) .....          2,440,863
    Travelers Series Fund Inc., 7,099,670 shares (cost $37,777,976) ..         44,245,451
                                                                              -----------

      Total Investments (cost $45,663,804) ...........................                           $52,903,922

Receivables:
  Dividends ..........................................................                                85,853
  Premium payments and transfers from other Travelers accounts .......                             1,989,545
Other assets .........................................................                                 1,778
                                                                                                 -----------

    Total Assets .....................................................                            54,981,098
                                                                                                 -----------


LIABILITIES:
  Payables:
    Insurance charges ................................................                                 9,441
    Administrative fees ..............................................                                 4,591
                                                                                                 -----------

      Total Liabilities ..............................................                                14,032
                                                                                                 -----------

NET ASSETS: ..........................................................                           $54,967,066
                                                                                                 ===========



                        See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .............................................................                           $ 1,964,228

EXPENSES:
  Insurance charges .....................................................        $   370,704
  Administrative fees ...................................................            182,019
                                                                                 -----------

    Total expenses ......................................................                               552,723
                                                                                                    -----------

      Net investment income .............................................                             1,411,505
                                                                                                    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ......................................         14,571,579
    Cost of investments sold ............................................         13,786,319
                                                                                 -----------

      Net realized gain (loss) ..........................................                               785,260

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1997 ................................          4,467,693
    Unrealized gain at December 31, 1998 ................................          7,240,118
                                                                                 -----------

      Net change in unrealized gain (loss) for the year .................                             2,772,425
                                                                                                    -----------

      Net realized gain (loss) and change in unrealized gain (loss) .....                             3,557,685
                                                                                                    -----------

Net increase in net assets resulting from operations ....................                           $ 4,969,190
                                                                                                    ===========


                        See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                             1998                 1997
                                                                         ------------         ------------
OPERATIONS:
  Net investment income .........................................        $  1,411,505         $    118,922
  Net realized gain (loss) from investment transactions .........             785,260              339,138
  Net change in unrealized gain (loss) on investments ...........           2,772,425            3,205,033
                                                                         ------------         ------------

    Net increase in net assets resulting from operations ........           4,969,190            3,663,093
                                                                         ------------         ------------

UNIT TRANSACTIONS:
  Participant premium payments
    (applicable to 13,971,696 and 11,877,130 units, respectively)          15,399,481           12,668,925
  Participant transfers from other Travelers accounts
    (applicable to 10,633,309 and 9,594,528 units, respectively)           15,068,220           12,632,833
  Growth rate intra-fund transfers in
    (applicable to 9,467,029 and 14,024,894 units, respectively)           13,558,388           17,848,901
  Contract surrenders
   (applicable to 599,831 and 603,379 units, respectively) ......            (816,829)            (713,491)
  Participant transfers to other Travelers accounts
   (applicable to 14,233,046 and 12,446,521 units, respectively)          (16,185,232)         (13,416,453)
  Growth rate intra-fund transfers out
   (applicable to 9,474,012 and 14,055,338 units, respectively) .         (13,558,388)         (17,848,901)
                                                                         ------------         ------------

  Net increase in net assets resulting from unit transactions ...          13,465,640           11,171,814
                                                                         ------------         ------------

    Net increase in net assets ..................................          18,434,830           14,834,907

NET ASSETS:
  Beginning of year .............................................          36,532,236           21,697,329
                                                                         ------------         ------------
  End of year ...................................................        $ 54,967,066         $ 36,532,236
                                                                         ============         ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Variable Life Insurance Separate Account One ("Separate Account One") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable life insurance contracts issued by Travelers Life. Separate Account One is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant premium payments applied to Separate Account One are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account One were: Zero Coupon Bond Fund Portfolio Series 2000, Zero Coupon Bond Fund Portfolio Series 2005 and MFS Emerging Growth Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, Van Kampen Enterprise Portfolio (formerly Van Kampen American Capital Enterprise Portfolio), TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund; and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

Effective December 18, 1998, the Zero Coupon Bond Fund Portfolio Series 1998 of The Travelers Series Trust was fully liquidated.

The following is a summary of significant accounting policies consistently followed by Separate Account One in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Separate Account One form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account One. Separate Account One is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $27,389,945 and $14,571,579, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $45,663,804 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $7,247,981. Gross unrealized depreciation for all investments at December 31, 1998 was $7,863.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 0.90% of the average net assets of Separate Account One on an annual basis. (Contracts in this category are identified as Price 1 in Note 4.) For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. (Contracts in this category are identified as Price 2 in Note 4.)

Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.40% of the average net assets of Separate Account One on an annual basis.

Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received $4,407 and $15,103 in satisfaction of such contingent surrender charges for the years ended December 31, 1998 and 1997, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                   DECEMBER 31, 1998
                                                      -----------------------------------------
                                                                          UNIT           NET
                                                        UNITS             VALUE         ASSETS
                                                        -----             -----         ------
Greenwich Street Series Fund
  Total Return Portfolio
    Price 1 .................................         1,751,193        $    1.545    $2,705,615
    Price 2 .................................         2,080,853             1.552     3,230,255

Smith Barney Concert Allocation Series Inc.
  Select Balanced Portfolio
    Price 1 .................................           118,053             1.057       124,823
  Select Conservative Portfolio
    Price 1 .................................            25,067             1.041        26,089
  Select Growth Portfolio
    Price 1 .................................            30,260             1.136        34,361
    Price 2 .................................            15,041             1.138        17,116
  Select Income Portfolio
    Price 1 .................................            77,186             1.007        77,700

The Travelers Series Trust
  MFS Emerging Growth Portfolio
    Price 1 .................................           424,098             1.515       642,652
    Price 2 .................................           205,184             1.519       311,656
  Zero Coupon Bond Fund Portfolio Series 2000
    Price 1 .................................            20,657             1.139        23,524
    Price 2 .................................           490,556             1.144       561,163
  Zero Coupon Bond Fund Portfolio Series 2005
    Price 1 .................................           301,609             1.215       366,331
    Price 2 .................................           501,893             1.220       612,331

                                                                     DECEMBER 31, 1998
                                                      --------------------------------------------
                                                                            UNIT           NET
                                                         UNITS             VALUE         ASSETS
                                                         -----             -----         ------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio

    Price 1 .................................          1,418,576        $    1.483    $ 2,103,209
    Price 2 .................................          2,273,530             1.489      3,386,241
  Alliance Growth Portfolio
    Price 1 .................................          1,941,558             2.138      4,151,968
    Price 2 .................................          2,507,228             2.149      5,387,261
  MFS Total Return Portfolio
    Price 1 .................................          1,933,087             1.502      2,902,692
    Price 2 .................................          2,069,954             1.509      3,122,567
  Putnam Diversified Income Portfolio
    Price 1 .................................          1,112,544             1.126      1,253,170
    Price 2 .................................            501,306             1.131        567,197
  Smith Barney International Equity Portfolio
    Price 1 .................................            952,661             1.274      1,213,529
    Price 2 .................................          1,463,263             1.280      1,872,424
  Smith Barney Money Market Portfolio
    Price 1 .................................          5,652,559             1.124      6,352,391
    Price 2 .................................            445,433             1.129        503,005
  Smith Barney High Income Portfolio
    Price 1 .................................          1,015,323             1.279      1,298,215
    Price 2 .................................          1,267,299             1.285      1,628,099
  Smith Barney Large Cap Value Portfolio
    Price 1 .................................          1,256,445             1.597      2,006,411
    Price 2 .................................          1,584,922             1.604      2,542,641
  TBC Managed Income Portfolio
    Price 1 .................................            427,850             1.135        485,409
    Price 2 .................................            308,125             1.139        351,091
  Van Kampen Enterprise Portfolio
    Price 1 .................................            913,430             1.927      1,760,103
    Price 2 .................................          1,728,449             1.936      3,345,827
                                                                                      -----------
Net Contract Owners' Equity .................                                         $54,967,066
                                                                                      ===========

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                       NO. OF             MARKET
                                                                         SHARES              VALUE
                                                                       -----------        -----------
GREENWICH STREET SERIES FUND (11.2%)
  Total Return Portfolio
    Total (Cost $5,444,271) ...................................            338,316        $ 5,937,440
                                                                       -----------        -----------

SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.5%)
  Select Balanced Portfolio (Cost $119,008) ...................             10,466            124,859
  Select Conservative Portfolio (Cost $25,517) ................              2,244             26,096
  Select Growth Portfolio (Cost $46,806) ......................              4,116             51,491
  Select Income Portfolio (Cost $78,096) ......................              6,712             77,722
                                                                       -----------        -----------
    Total (Cost $269,427) .....................................             23,538            280,168
                                                                       -----------        -----------

THE TRAVELERS SERIES TRUST (4.6%)
  MFS Emerging Growth Portfolio (Cost $776,983) ...............             56,584            954,566
  Zero Coupon Bond Fund Portfolio Series 2000 (Cost $544,336) .             53,906            553,079
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $850,811) .             82,879            933,218
                                                                       -----------        -----------
    Total (Cost $2,172,130) ...................................            193,369          2,440,863
                                                                       -----------        -----------

TRAVELERS SERIES FUND INC. (83.7%)
  AIM Capital Appreciation Portfolio (Cost $4,430,165) ........            378,430          5,479,665
  Alliance Growth Portfolio (Cost $7,061,948) .................            362,248          9,530,735
  MFS Total Return Portfolio (Cost $5,298,681) ................            353,897          6,026,861
  Putnam Diversified Income Portfolio (Cost $1,828,353) .......            151,739          1,820,865
  Smith Barney International Equity Portfolio (Cost $2,819,798)            223,843          3,075,597
  Smith Barney Money Market Portfolio (Cost $4,890,412) .......          4,890,411          4,890,412
  Smith Barney High Income Portfolio (Cost $2,844,923) ........            231,208          2,927,089
  Smith Barney Large Cap Value Portfolio (Cost $3,899,964) ....            225,149          4,550,260
  TBC Managed Income Portfolio (Cost $826,050) ................             71,090            836,728
  Van Kampen Enterprise Portfolio (Cost $3,877,682) ...........            211,655          5,107,239
                                                                       -----------        -----------
    Total (Cost $37,777,976) ..................................          7,099,670         44,245,451
                                                                       -----------        -----------

TOTAL INVESTMENT OPTIONS (100%)
  (Cost $45,663,804) ..........................................                           $52,903,922
                                                                                          ===========

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                               TOTAL RETURN              SELECT BALANCED      SELECT CONSERVATIVE
                                                                PORTFOLIO                    PORTFOLIO             PORTFOLIO
                                                        ---------------------------     ------------------    ------------------
                                                            1998            1997           1998       1997      1998        1997
                                                            ----            ----           ----       ----      ----        ----
INVESTMENT INCOME:
Dividends ...........................................   $   297,701     $   182,798     $     520      $--    $    274       $--
                                                        -----------     -----------     ---------      ---    --------       ---

EXPENSES:
Insurance charges ...................................        44,782          27,615           489       --          99        --
Administrative fees .................................        22,263          13,704           218       --          43        --
                                                        -----------     -----------     ---------      ---    --------       ---
    Net investment income (loss) ....................       230,656         141,479          (187)      --         132        --
                                                        -----------     -----------     ---------      ---    --------       ---

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................       225,198         233,208         1,671       --       5,174        --
  Cost of investments sold ..........................       176,533         176,287         1,690       --       5,483        --
                                                        -----------     -----------     ---------      ---    --------       ---

    Net realized gain (loss) ........................        48,665          56,921           (19)      --        (309)       --
                                                        -----------     -----------     ---------      ---    --------       ---

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........       589,708         298,602            --       --          --        --
  Unrealized gain (loss) end of year ................       493,169         589,708         5,851       --         579        --
                                                        -----------     -----------     ---------      ---    --------       ---

    Net change in unrealized gain (loss) for the year       (96,539)        291,106         5,851       --         579        --
                                                        -----------     -----------     ---------      ---    --------       ---

Net increase (decrease) in net assets
    resulting from operations .......................       182,782         489,506         5,645       --         402        --
                                                        -----------     -----------     ---------      ---    --------       ---




UNIT TRANSACTIONS:
Participant premium payments ........................            (2)             --            --       --          --        --
Participant transfers from other Travelers accounts .     1,418,102       1,585,614       120,207       --      25,979        --
Growth rate intra-fund transfers in .................     1,680,187       2,672,412            --       --          --        --
Contract surrenders .................................       (94,033)        (57,298)       (1,029)      --        (292)       --
Participant transfers to other Travelers accounts ...      (132,383)       (134,189)           --       --          --        --
Growth rate intra-fund transfers out ................    (1,680,187)     (2,672,412)           --       --          --        --
                                                        -----------     -----------     ---------      ---    --------       ---

  Net increase (decrease) in net assets
    resulting from unit transactions ................     1,191,684       1,394,127       119,178       --      25,687        --
                                                        -----------     -----------     ---------      ---    --------       ---

    Net increase (decrease) in net assets ...........     1,374,466       1,883,633       124,823       --      26,089        --




NET ASSETS:
  Beginning of year .................................     4,561,404       2,677,771            --       --          --        --
                                                        -----------     -----------     ---------      ---    --------       ---

  End of year .......................................   $ 5,935,870     $ 4,561,404     $ 124,823      $--    $ 26,089       $--
                                                        ===========     ===========     =========      ===    ========       ===

      SELECT GROWTH                    SELECT INCOME               MFS EMERGING GROWTH                 ZERO COUPON BOND FUND
        PORTFOLIO                        PORTFOLIO                     PORTFOLIO                       PORTFOLIO SERIES 1998
-------------------------         ----------------------        ---------------------------         ---------------------------
  1998             1997             1998           1997            1998             1997              1998               1997
--------         --------         --------         -----        ---------         ---------         ---------         ---------
$    943         $     --         $  1,407         $  --        $      --         $   6,449         $  13,431         $  14,195
--------         --------         --------         -----        ---------         ---------         ---------         ---------


     425              115              345            --            5,380               836             1,974             2,018
     195               51              153            --            2,506               386             1,040               996
--------         --------         --------         -----        ---------         ---------         ---------         ---------
     323             (166)             909            --           (7,886)            5,227            10,417            11,181
--------         --------         --------         -----        ---------         ---------         ---------         ---------




   1,596              396            1,288            --          193,784             2,306           280,325             9,939
   1,494              395            1,319            --          160,718             2,000           282,185            10,018
--------         --------         --------         -----        ---------         ---------         ---------         ---------

     102                1              (31)           --           33,066               306            (1,860)              (79)
--------         --------         --------         -----        ---------         ---------         ---------         ---------


    (672)              --               --            --            1,628                --            (2,681)           (3,447)
   4,685             (672)            (374)           --          177,583             1,628                --            (2,681)
--------         --------         --------         -----        ---------         ---------         ---------         ---------

   5,357             (672)            (374)           --          175,955             1,628             2,681               766
--------         --------         --------         -----        ---------         ---------         ---------         ---------


   5,782             (837)             504            --          201,135             7,161            11,238            11,868
--------         --------         --------         -----        ---------         ---------         ---------         ---------





       1               --               --            --           31,169                --                 3                --
     142           47,830           78,008            --          507,404           368,833             3,890            38,179
  16,893               --               --            --          333,615            82,592            53,944           188,170
    (994)            (311)            (812)           --          (11,045)           (1,416)           (3,587)           (3,857)
    (136)              --               --            --         (148,933)               --          (274,369)             (346)
 (16,893)              --               --            --         (333,615)          (82,592)          (53,944)         (188,170)
--------         --------         --------         -----        ---------         ---------         ---------         ---------


    (987)          47,519           77,196            --          378,595           367,417          (274,063)           33,976
--------         --------         --------         -----        ---------         ---------         ---------         ---------

   4,795           46,682           77,700            --          579,730           374,578          (262,825)           45,844





  46,682               --               --            --          374,578                --           262,825           216,981
--------         --------         --------         -----        ---------         ---------         ---------         ---------

$ 51,477         $ 46,682         $ 77,700         $  --        $ 954,308         $ 374,578         $      --         $ 262,825
========         ========         ========         =====        =========         =========         =========         =========

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)

                                                       ZERO COUPON BOND FUND     ZERO COUPON BOND FUND    AIM CAPITAL APPRECIATION
                                                       PORTFOLIO SERIES 2000     PORTFOLIO SERIES 2005           PORTFOLIO
                                                       ---------------------     ---------------------   -------------------------
                                                          1998        1997          1998        1997          1998          1997
                                                       ---------   ---------     ---------   ---------   -----------   -----------
INVESTMENT INCOME:
Dividends ...........................................  $  32,036   $  28,920     $  46,437   $  37,278   $     6,709   $        --
                                                       ---------   ---------     ---------   ---------   -----------   -----------

EXPENSES:
Insurance charges ...................................      4,178       4,022         6,647       4,796        37,703        24,568
Administrative fees .................................      2,177       1,996         3,350       2,282        18,757        12,178
                                                       ---------   ---------     ---------   ---------   -----------   -----------
    Net investment income (loss) ....................     25,681      22,902        36,440      30,200       (49,751)      (36,746)
                                                       ---------   ---------     ---------   ---------   -----------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................     14,142      16,664        26,877      21,083       403,308       267,687
  Cost of investments sold ..........................     13,577      16,920        24,154      21,384       316,192       209,800
                                                       ---------   ---------     ---------   ---------   -----------   -----------

    Net realized gain (loss) ........................        565        (256)        2,723        (301)       87,116        57,887
                                                       ---------   ---------     ---------   ---------   -----------   -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........      1,746      (4,648)       32,155       2,224       402,339       146,685
  Unrealized gain (loss) end of year ................      8,743       1,746        82,407      32,155     1,049,500       402,339
                                                       ---------   ---------     ---------   ---------   -----------   -----------

    Net change in unrealized gain (loss) for the year      6,997       6,394        50,252      29,931       647,161       255,654
                                                       ---------   ---------     ---------   ---------   -----------   -----------

Net increase (decrease) in net assets
    resulting from operations .......................     33,243      29,040        89,415      59,830       684,526       276,795
                                                       ---------   ---------     ---------   ---------   -----------   -----------




UNIT TRANSACTIONS:
Participant premium payments ........................          2          --             1          --       (34,489)           --
Participant transfers from other Travelers accounts .     33,612      52,711       215,876     179,106     1,349,182     1,341,655
Growth rate intra-fund transfers in .................    125,043     367,996       410,066     332,692     1,378,141     2,070,380
Contract surrenders .................................     (8,139)     (8,101)      (14,549)    (10,289)      (65,039)      (41,915)
Participant transfers to other Travelers accounts ...       (567)       (328)       (6,506)     (7,053)     (274,365)      (86,881)
Growth rate intra-fund transfers out ................   (125,043)   (367,996)     (410,066)   (332,692)   (1,378,141)   (2,070,380)
                                                       ---------   ---------     ---------   ---------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ................     24,908      44,282       194,822     161,764       975,289     1,212,859
                                                       ---------   ---------     ---------   ---------   -----------   -----------

    Net increase (decrease) in net assets ...........     58,151      73,322       284,237     221,594     1,659,815     1,489,654




NET ASSETS:
  Beginning of year .................................    526,536     453,214       694,425     472,831     3,829,635     2,339,981
                                                       ---------   ---------     ---------   ---------   -----------   -----------

  End of year .......................................  $ 584,687   $ 526,536     $ 978,662   $ 694,425   $ 5,489,450   $ 3,829,635
                                                       =========   =========     =========   =========   ===========   ===========

                                                                      PUTNAM DIVERSIFIED INCOME        SMITH BARNEY INTERNATIONAL
  ALLIANCE GROWTH PORTFOLIO        MFS TOTAL RETURN PORTFOLIO                PORTFOLIO                      EQUITY PORTFOLIO
----------------------------      ----------------------------      ----------------------------      ----------------------------
    1998             1997             1998             1997             1998             1997             1998             1997
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$   447,950      $        --      $   234,290      $        --      $    63,092      $        --      $        --      $        --
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


     58,186           30,645           40,945           21,280           11,688            6,944           22,988           18,268
     28,821           15,027           20,073           10,377            5,658            3,397           11,558            9,036
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
    360,943          (45,672)         173,272          (31,657)          45,746          (10,341)         (34,546)         (27,304)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------




    532,083          267,070          370,771          234,586          251,910          122,842          260,883           75,395
    359,686          212,972          275,124          195,175          232,480          115,772          216,663           62,664
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

    172,397           54,098           95,647           39,411           19,430            7,070           44,220           12,731
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


  1,196,570          288,913          537,381           96,283           66,658            6,406          134,005          121,359
  2,468,787        1,196,570          728,180          537,381           (7,488)          66,658          255,799          134,005
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

  1,272,217          907,657          190,799          441,098          (74,146)          60,252          121,794           12,646
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


  1,805,557          916,083          459,718          448,852           (8,970)          56,981          131,468           (1,927)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------





     (2,667)              --          (33,829)              --                3               --               18               --
  2,871,418        1,949,577        2,184,229        1,382,323          868,738          549,032          593,554          931,630
  2,240,715        2,547,398        1,333,510        2,020,832          449,069          537,311        1,060,055        1,797,156
   (114,306)         (62,390)         (82,188)         (39,693)         (62,555)         (14,350)         (43,363)         (33,954)
   (412,184)        (132,624)        (213,546)         (34,999)        (186,425)         (45,017)        (237,302)         (56,447)
 (2,240,715)      (2,547,398)      (1,333,510)      (2,020,832)        (449,069)        (537,311)      (1,060,055)      (1,797,156)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


  2,342,261        1,754,563        1,854,666        1,307,631          619,761          489,665          312,907          841,229
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

  4,147,818        2,670,646        2,314,384        1,756,483          610,791          546,646          444,375          839,302





  5,391,411        2,720,765        3,710,875        1,954,392        1,209,576          662,930        2,641,578        1,802,276
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$ 9,539,229      $ 5,391,411      $ 6,025,259      $ 3,710,875      $ 1,820,367      $ 1,209,576      $ 3,085,953      $ 2,641,578
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)

                                                 SMITH BARNEY MONEY            SMITH BARNEY HIGH           SMITH BARNEY LARGE
                                                  MARKET PORTFOLIO              INCOME PORTFOLIO           CAP VALUE PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  1998           1997          1998          1997          1998          1997
                                              ------------   ------------   -----------   -----------   -----------   -----------
INVESTMENT INCOME:
Dividends ..................................  $    228,416   $    195,839   $   169,433   $        --   $   147,289   $        --
                                              ------------   ------------   -----------   -----------   -----------   -----------

EXPENSES:
Insurance charges ..........................        41,046         34,989        20,993        15,991        32,326        19,021
Administrative fees ........................        18,564         15,758        10,643         8,008        15,976         9,145
                                              ------------   ------------   -----------   -----------   -----------   -----------
    Net investment income (loss) ...........       168,806        145,092       137,797       (23,999)       98,987       (28,166)
                                              ------------   ------------   -----------   -----------   -----------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
transactions:
  Proceeds from investments sold ...........    10,644,045     10,946,949       384,631        85,083       330,113       201,383
  Cost of investments sold .................    10,644,045     10,946,949       346,152        75,982       240,119       152,442
                                              ------------   ------------   -----------   -----------   -----------   -----------

    Net realized gain (loss) ...............            --             --        38,479         9,101        89,994        48,941
                                              ------------   ------------   -----------   -----------   -----------   -----------

Change in unrealized gain (loss) on
investments:
  Unrealized gain (loss) beginning of year .            --             --       297,926        45,893       539,297        94,212
  Unrealized gain (loss) end of year .......            --             --        82,166       297,926       650,296       539,297
                                              ------------   ------------   -----------   -----------   -----------   -----------

    Net change in unrealized gain (loss) for
      the year .............................            --             --      (215,760)      252,033       110,999       445,085
                                              ------------   ------------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
  resulting from operations ................       168,806        145,092       (39,484)      237,135       299,980       465,860
                                              ------------   ------------   -----------   -----------   -----------   -----------




UNIT TRANSACTIONS:
Participant premium payments ...............    15,419,844     12,668,925            65            --            (5)           --
Participant transfers from other Travelers
  accounts .................................     1,022,032        341,272       959,475       554,614     1,177,380     1,814,055
Growth rate intra-fund transfers in ........       453,849        584,140       924,661     1,473,688     1,509,749     1,453,728
Contract surrenders ........................      (121,241)      (330,372)      (40,730)      (30,494)      (62,771)      (41,259)
Participant transfers to other Travelers
  accounts .................................   (13,287,058)   (12,649,679)     (309,441)      (51,754)     (255,480)     (133,125)
Growth rate intra-fund transfers out .......      (453,849)      (584,140)     (924,661)   (1,473,688)   (1,509,749)   (1,453,728)
                                              ------------   ------------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .......     3,033,577         30,146       609,369       472,366       859,124     1,639,671
                                              ------------   ------------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ..     3,202,383        175,238       569,885       709,501     1,159,104     2,105,531




NET ASSETS:
  Beginning of year ........................     3,653,013      3,477,775     2,356,429     1,646,928     3,389,948     1,284,417
                                              ------------   ------------   -----------   -----------   -----------   -----------

  End of year ..............................  $  6,855,396   $  3,653,013   $ 2,926,314   $ 2,356,429   $ 4,549,052   $ 3,389,948
                                              ============   ============   ===========   ===========   ===========   ===========

 TBC MANAGED INCOME PORTFOLIO            VAN KAMPEN ENTERPRISE PORTFOLIO                         COMBINED
-----------------------------           ---------------------------------           -----------------------------------
  1998                1997                  1998                  1997                   1998                   1997
---------           ---------           -----------           -----------           ------------           ------------
$  42,136           $      --           $   232,164           $        --           $  1,964,228           $    465,479
---------           ---------           -----------           -----------           ------------           ------------


    6,925               3,443                33,585                18,789                370,704                233,340
    3,315               1,591                16,709                 9,285                182,019                113,217
---------           ---------           -----------           -----------           ------------           ------------
   31,896              (5,034)              181,870               (28,074)             1,411,505                118,922
---------           ---------           -----------           -----------           ------------           ------------




  253,916              21,661               389,864               216,188             14,571,579             12,722,440
  229,663              20,987               259,042               163,555             13,786,319             12,383,302
---------           ---------           -----------           -----------           ------------           ------------

   24,253                 674               130,822                52,633                785,260                339,138
---------           ---------           -----------           -----------           ------------           ------------


   39,118               1,378               632,515               168,800              4,467,693              1,262,660
   10,678              39,118             1,229,557               632,515              7,240,118              4,467,693
---------           ---------           -----------           -----------           ------------           ------------

  (28,440)             37,740               597,042               463,715              2,772,425              3,205,033
---------           ---------           -----------           -----------           ------------           ------------


   27,709              33,380               909,734               488,274              4,969,190              3,663,093
---------           ---------           -----------           -----------           ------------           ------------





       (3)                 --                19,370                    --             15,399,481             12,668,925
  535,274             175,937             1,103,718             1,320,465             15,068,220             12,632,833
  362,687             133,010             1,226,204             1,587,396             13,558,388             17,848,901
  (33,144)             (7,090)              (57,012)              (30,702)              (816,829)              (713,491)
 (193,135)            (10,151)             (253,402)              (73,860)           (16,185,232)           (13,416,453)
 (362,687)           (133,010)           (1,226,204)           (1,587,396)           (13,558,388)           (17,848,901)
---------           ---------           -----------           -----------           ------------           ------------


  308,992             158,696               812,674             1,215,903             13,465,640             11,171,814
---------           ---------           -----------           -----------           ------------           ------------

  336,701             192,076             1,722,408             1,704,177             18,434,830             14,834,907





  499,799             307,723             3,383,522             1,679,345             36,532,236             21,697,329
---------           ---------           -----------           -----------           ------------           ------------

$ 836,500           $ 499,799           $ 5,105,930           $ 3,383,522           $ 54,967,066           $ 36,532,236
=========           =========           ===========           ===========           ============           ============

7. SCHEDULE OF UNITS FOR SEPARATE ACCOUNT ONE FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                                                             SELECT CONSERVATIVE
                                             TOTAL RETURN PORTFOLIO        SELECT BALANCED PORTFOLIO              PORTFOLIO
                                          ---------------------------       ----------------------         ---------------------
                                             1998              1997           1998            1997           1998           1997
                                          ----------       ----------       --------          ----         -------          ----
Units beginning of year ............       3,051,751        2,070,519             --            --              --            --
Units purchased and transferred from
  other Travelers accounts .........       2,052,523        3,089,331        119,080            --          25,356            --
Units redeemed and transferred to
  other Travelers accounts .........      (1,272,228)      (2,108,099)        (1,027)           --            (289)           --
                                          ----------       ----------       --------          ----         -------          ----
Units end of year ..................       3,832,046        3,051,751        118,053            --          25,067            --
                                          ==========       ==========       ========          ====         =======          ====


                                                                                                                 MFS EMERGING
                                            SELECT GROWTH PORTFOLIO          SELECT INCOME PORTFOLIO           GROWTH PORTFOLIO
                                           -------------------------          ----------------------       ------------------------
                                             1998              1997             1998            1997         1998            1997
                                           -------           -------          -------           ----       --------        --------
Units beginning of year ............        46,248                --               --             --        327,674              --
Units purchased and transferred from
  other Travelers accounts .........        15,433            46,559           78,008             --        685,380         399,280
Units redeemed and transferred to
  other Travelers accounts .........       (16,380)             (311)            (822)            --       (383,772)        (71,606)
                                           -------           -------          -------           ----       --------        --------
Units end of year ..................        45,301            46,248           77,186             --        629,282         327,674
                                           =======           =======          =======           ====       ========        ========

                                             ZERO COUPON BOND FUND         ZERO COUPON BOND FUND           ZERO COUPON BOND FUND
                                             PORTFOLIO SERIES 1998          PORTFOLIO SERIES 2000           PORTFOLIO SERIES 2005
                                           ------------------------        ------------------------        ------------------------
                                              1998            1997            1998            1997            1998           1997
                                           --------        --------        --------        --------        --------        --------
Units beginning of year ............        244,090         211,610         489,816         447,140         632,728         475,491
Units purchased and transferred from
  other Travelers accounts .........         53,372         217,747         142,158         417,090         545,226         498,663
Units redeemed and transferred to
  other Travelers accounts .........       (297,462)       (185,267)       (120,761)       (374,414)       (374,452)       (341,426)
                                           --------        --------        --------        --------        --------        --------
Units end of year ..................             --         244,090         511,213         489,816         803,502         632,728
                                           ========        ========        ========        ========        ========        ========

                                           AIM CAPITAL APPRECIATION            ALLIANCE GROWTH                MFS TOTAL RETURN
                                                 PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                         --------------------------      --------------------------      --------------------------
                                            1998            1997            1998            1997            1998            1997
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units beginning of year ............      2,981,929       2,020,691       3,204,642       2,063,437       2,719,511       1,716,546
Units purchased and transferred from
  other Travelers accounts .........      2,014,928       2,727,356       2,768,051       3,038,124       2,422,803       2,690,528
Units redeemed and transferred to
  other Travelers accounts .........     (1,304,751)     (1,766,118)     (1,523,907)     (1,896,919)     (1,139,273)     (1,687,563)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units end of year ..................      3,692,106       2,981,929       4,448,786       3,204,642       4,003,041       2,719,511
                                         ==========      ==========      ==========      ==========      ==========      ==========

7. SCHEDULE OF UNITS FOR SEPARATE ACCOUNT ONE FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)

                                       PUTNAM DIVERSIFIED INCOME       SMITH BARNEY INTERNATIONAL     SMITH BARNEY MONEY MARKET
                                               PORTFOLIO                    EQUITY PORTFOLIO                    PORTFOLIO
                                       --------------------------      --------------------------      ----------------------------
                                           1998            1997            1998            1997            1998             1997
                                       ----------      ----------      ----------      ----------      -----------      -----------
Units beginning of year ............    1,065,400         621,538       2,175,509       1,507,875        3,369,561        3,328,723
Units purchased and transferred from
  other Travelers accounts .........    1,159,090         996,513       1,296,620       2,183,812       15,310,363       12,749,969
Units redeemed and transferred to
  other Travelers accounts .........     (610,640)       (552,651)     (1,056,205)     (1,516,178)     (12,581,932)     (12,709,131)
                                       ----------      ----------      ----------      ----------      -----------      -----------
Units end of year ..................    1,613,850       1,065,400       2,415,924       2,175,509        6,097,992        3,369,561
                                       ==========      ==========      ==========      ==========      ===========      ===========


                                              SMITH BARNEY HIGH              SMITH BARNEY LARGE            TBC MANAGED INCOME
                                              INCOME PORTFOLIO              CAP VALUE PORTFOLIO                PORTFOLIO
                                         --------------------------      --------------------------      ----------------------
                                            1998            1997            1998            1997           1998          1997
                                         ----------      ----------      ----------      ----------      --------      --------
Units beginning of year ............      1,822,547       1,434,816       2,297,582       1,089,556       456,522       304,658
Units purchased and transferred from
  other Travelers accounts .........      1,448,411       1,695,480       1,748,933       2,427,490       805,605       296,438
Units redeemed and transferred to
  other Travelers accounts .........       (988,336)     (1,307,749)     (1,205,148)     (1,219,464)     (526,152)     (144,574)
                                         ----------      ----------      ----------      ----------      --------      --------
Units end of year ..................      2,282,622       1,822,547       2,841,367       2,297,582       735,975       456,522
                                         ==========      ==========      ==========      ==========      ========      ========


                                           VAN KAMPEN ENTERPRISE
                                                 PORTFOLIO                        COMBINED
                                         --------------------------      ----------------------------
                                             1998            1997             1998             1997
                                         ----------      ----------      -----------      -----------
Units beginning of year ............      2,164,537       1,366,133       27,050,047       18,658,733
Units purchased and transferred from
  other Travelers accounts .........      1,380,694       2,022,172       34,072,034       35,496,552
Units redeemed and transferred to
  other Travelers accounts .........       (903,352)     (1,223,768)     (24,306,889)     (27,105,238)
                                         ----------      ----------      -----------      -----------
Units end of year ..................      2,641,879       2,164,537       36,815,192       27,050,047
                                         ==========      ==========      ===========      ===========

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Life Insurance Contracts of
The Travelers Variable Life Insurance Separate Account One:


We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account One as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account One as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut



This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account One or Separate Account One's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Variable Life Insurance Separate Account One product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


VG-SEP1    (Annual)    (12-98)    Printed in U.S.A.